Segment reporting (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 48,375	$ 50,289
Switzerland
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	44,282	46,370
France
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	2,184	3,000
United States
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	1,906	913
Brazil
Disclosure Of Operating Segments [Line Items]
Total non-current assets other than financial instruments and deferred tax assets	$ 3	$ 6